Supplemental Oil and Gas Disclosures - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 $ / Mcfe $ / bbl	Dec. 31, 2016 $ / Mcfe $ / bbl	Dec. 31, 2015 $ / Mcfe $ / bbl
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Weighted average natural gas price | $ / Mcfe	1.67	1.74	2.26
Average NGL price	21.16	10.57	15.84
Weighted Average Oil Per Barrel Price	46.39	35.91	43.84
Discount Rate	10.00%
San Juan [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Proved Reserves Percentage	12.00%
Piceance Basin [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Proved Reserves Percentage		52.00%
Powder River Basin
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Proved Reserves Percentage			5.00%